Summary of Significant Accounting Policies: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Foreign bank balances	$ 9,279	$ 9,301
Allowance for doubtful accounts	2,395	1,891
Proceeds from the sales of trade accounts receivable	323,715	292,432
Loss on sale of accounts receivable	$ 1,782	$ 2,923